Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Corporate tax rate	21.00%	35.00%
Operating loss carry forwards	$ 4,248,000	$ 862,000
Decrease in deferred tax assets	$ 787,700